RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS (Restated)

5.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In August 2014, the Financial Accounting Standards Board (the "FASB") issued guidance to ASU 2014-15 "Presentation of Financial Statements - Going Concern (Subtopic 205-40)". The standard requires an entity’s management to evaluate, for each reporting period, whether there are conditions and events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued. Additional disclosures are required if management concludes that conditions or events raised substantial doubt about the entity’s ability to continue as a going concern. The adoption of this guidance has had no material impact on our Consolidated Financial Statements and related disclosures.

In November 2014, the FASB issued ASU 2014-16 “Derivatives and Hedging”. The guidance provides a methodology for determining the nature of a host contract in a hybrid instrument. The amendment requires an entity to assess the entire hybrid instrument including any embedded derivatives which are being considered for bifurcation. The purpose of the guidance was to eliminate divergence in practice. The adoption of this guidance did not have an impact on our Consolidated Financial Statements and related disclosures.

In February 2015, the FASB issued ASU 2015-02 "Amendments to the Consolidation Analysis", amendments to ASC 810, requiring re-evaluation of all legal entities under the revised consolidation model. This is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Specifically, the amendments:

•	modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities;

•	eliminate the presumption that a general partner should consolidate a limited partnership;

•	affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and

•
provide a scope exception from consolidation guidance for reporting entities with interest in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The adoption of this guidance has had no material impact on our Consolidated Financial Statements and related disclosures.

In July 2015 the FASB issued ASU 2015-12 "Plan Investment Disclosures, Part II" to reduce complexity in employee benefit plan accounting. The objective of the update is to reduce the complexity and disclosure requirements under ASC 960, 962, and 965. The adoption of this guidance has had no material impact on our disclosures made pertaining to our employee benefit plan.

In March 2016, the FASB issued ASU 2016-07 “Investments - Equity Method and Joint Ventures: Simplifying the Transition to the Equity Method of Accounting”. The update eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence an investor must retrospectively apply equity method accounting as if the equity method had been in effect during all previous periods. A prospective approach is required and the amendment is effective for fiscal years beginning after December 15, 2016. In accordance with the guidance, management has elected to early adopt which had no impact on our Consolidated Financial Statements and related disclosures.

Accounting pronouncements that have been issued but not adopted

In May 2014, the FASB issued ASU 2014-09 "Revenue from Contracts With Customers (Topic 606)" and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard introduces a new concept of “series provision” which provides accounting guidance for entities that engage in repetitive service contracts. There are also new requirements which impact the timing of costs that are reimbursed at the start or near the inception of a contract. The guidance is effective from January 1, 2018 and requires enhanced disclosures. It may be applied retrospectively to each prior period presented subject to practical expedients (“full retrospective”) or a cumulative-effect adjustment as of the date of adoption (“modified retrospective approach”).

We are currently in the process of evaluating the impact that the standard could have on our revenue. Specifically we are assessing if the revised agent-principal guidance will have an Income Statement classification impact for revenue earned under ASC 808 “Collaborative Arrangements”. In addition we are assessing whether the timing of our management services income and time charter revenues will be impacted under the new standard. Depending on the conclusion, the timing of our revenue could differ, however, the total amount earned from contracts over all periods will remain the same. We expect to finalize our assessment in the second half of the year.

In March 2016, the FASB issued guidance to ASU 2016-02 "Leases (Topic 842)". This update requires an entity to recognize right-of-use assets and lease liabilities on its balance sheet and disclose key information about leasing arrangements regarding timing and uncertainty of cash flows arising from leases. It also offers specific accounting guidance for a lessee, a lessor and sale and leaseback transactions. The standard will be effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years, and early adoption is permitted. The Company is in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In July 2015, the FASB issued ASU 2015-11 "Inventory: Simplifying the Measurement of Inventory", amendments to ASC 330 that simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value. The guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. We believe the adoption of this guidance will not have a material impact on our Consolidated Financial Statements and related disclosures.

In January 2016, the FASB issued amendments to ASU 2016-01 "Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities", which made targeted improvements to the recognition, measurement, presentation, and disclosure of financial instruments. The update changes how entities measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) and how they present changes in the fair value of financial liabilities measured under the fair value option that are attributable to their own credit. The guidance also provides for enhanced disclosures. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. We are currently in the process of evaluating the impact of this standard on its Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued ASU 2016-06 “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments” which clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The entities will be effective for financial statements after December 15, 2016 and interim periods within those fiscal years. The amendments should be applied on a modified retrospective basis to existing debt instruments as of the beginning of the fiscal year for which the amendments are effective. We are assessing the impact of this update on our Consolidated Financial Statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09 "Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting". This standard primarily requires the recognition of excess tax benefits for share-based awards in the statement of operations and the classification of excess tax benefits as an operating activity within the statement of Cash Flows. The guidance allows an entity to elect to account for forfeitures when they occur. The new standard is effective for annual reporting periods beginning after December 15, 2016. The company is currently in the process of evaluating the impact of this standard on our Consolidated Financial Statements and related disclosures.

In August 2016, the FASB issued guidance to ASU 2016-15 "Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments". The guidance addresses eight cash flow related issues including distributions received from equity investees. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted. We are assessing what impact the adoption of this guidance will have on our Statement of Consolidated Cash Flows.

In October 2016, the FASB issued guidance to ASU 2016-16 "Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory" to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The impact would be that an entity should recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Consequently, the amendments in this update eliminate the exception for an intra-entity transfer of an asset other than inventory. The amendments are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. We are assessing what impact, if any, the adoption of this guidance will have on our Consolidated Financial Statement and related disclosures.

In November 2016, the FASB issued guidance to ASU 2016-18 "Statement of Cash Flows (Topic 230): Restricted Cash", which requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts described as restricted cash or restricted cash equivalents. In essence amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on cash flow. The amendments are effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted, including adoption in an interim period. We are assessing what impact the adoption of this guidance will have on our Statement of Consolidated Cash Flows.

In January 2017, the FASB issued guidance to ASU 2017-01 "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments provide guidance on evaluating whether transactions should be accounted for as an asset acquisition or a business combination (or disposal). The guidance requires that in order to be considered a business, a transaction must include, at a minimum, an input and a substantial process that together significantly contribute to the ability to create output. The guidance removes the evaluation of whether a market participant could replace the missing elements. The revised guidance is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The amendments are to be applied prospectively. Preliminarily, management believe that this could impact the accounting for disposals to its affiliates but is currently evaluating the impact that the standard will have on future transactions.

In February 2017, the FASB issued ASU 2017-05 “Other Income - Gains and Losses from the Derecognition of Non-Financial Assets”. The guidance provides clarification on the definition of “in substance non-financial assets”, the scope exemption with ASC 610 and partial sales of non-financial assets. The guidance is effective for periods beginning after December 15, 2017. We are assessing what impact, if any, the adoption of this guidance will have our Consolidated Financial Statements and related disclosures.

In March 2017, the FASB issued ASU 2017-07 "Compensation - Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost", primarily to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost. Under generally accepted accounting principles (GAAP), defined benefit pension cost and postretirement benefit cost (net benefit cost) comprise several components that reflect different aspects of an employer’s financial arrangements as well as the cost of benefits provided to employees. Those components are aggregated for reporting in the financial statements. Topic 715, Compensation- Retirement Benefits, does not prescribe where the amount of net benefit cost should be presented in an employer’s income statement and does not require entities to disclose by line item the amount of net benefit cost that is included in the income statement or capitalized in assets. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2017. We are assessing what impact, if any, the adoption of this guidance will have on our Consolidated Financial Statements and related disclosures.